Prepayments (Details) - Schedule of prepayments - AUD ($)	Jun. 30, 2022	Jun. 30, 2021
Current assets
Prepaid NASDAQ IPO costs		$ 863,856
Prepaid insurance	876,847	22,525
Other prepayments	18,966	18,974
Total prepayments	$ 895,813	$ 905,355